Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues – Services		$ 1,853,484	$ 3,050,043	$ 4,081,788
Revenues – Services – related parties		52,706	216,347	301,208
Revenue – Product sales		384,429
Cost of revenues – Services		(1,738,065)	(2,540,218)	(2,821,615)
Cost of revenues – Services – a related party		(27,050)
Cost of revenues – Product sales – a related party		(275,507)
Gross profit		249,997	726,172	1,561,381
Operating expenses
Selling and marketing expenses		(337,019)	(57,644)	(767)
Selling and marketing expenses - share-based compensation		(7,820,000)
Research and development expenses		(130,961)
General and administrative expenses		(2,287,042)	(2,296,037)	(669,825)
Total operating expenses		(10,575,022)	(2,353,681)	(670,592)
Operating (loss) income		(10,325,025)	(1,627,509)	890,789
Other income (expenses), net
Other income		105,259	1,155	21,471
Other expenses		(107,998)
Interest income		23,787	12,571	110
Interest income – related parties		23,090	12,313
Interest expense		(29,391)	(34,266)
Total other income (expenses), net		14,747	(8,227)	21,581
(Loss) Income before income taxes		(10,310,278)	(1,635,736)	912,370
(Provision for) Benefit from income taxes		(4,926)	174,620	(128,932)
Net (loss) income		(10,315,204)	(1,461,116)	783,438
Less: net loss attributable to non-controlling interests		(532)
Net (loss) income attributable to Mint Incorporation Limited		(10,314,672)	(1,461,116)	783,438
Net (loss) income		(10,315,204)	(1,461,116)	783,438
Other comprehensive (loss) income
Foreign currency translation adjustment		(19,987)	4,616	1,180
Total comprehensive (loss) income		(10,335,191)	(1,456,500)	784,618
Less: comprehensive (loss) income attributable to non-controlling interests		(536)
Total comprehensive (loss) income attributable to Mint Incorporation Limited		$ (10,334,655)	$ (1,456,500)	$ 784,618
(Loss) Earning per share – basic (in Dollars per share)		$ (4.15)	$ (0.68)	$ 0.37
(Loss) Earning per share – diluted (in Dollars per share)		$ (4.15)	$ (0.68)	$ 0.37
Basic weighted average shares outstanding (in Shares)	[1]	2,484,291	2,142,456	2,100,000
Diluted weighted average shares outstanding (in Shares)	[1]	2,484,291	2,142,456	2,100,000

[1]	Shares presented on a retrospective basis to reflect the Reverse Stock Split on May 6, 2026 and the share subdivision on August 19, 2024 (see Note 13)